Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9. Commitments and Contingencies
401(k) Plan
In January 2017, and as amended in February 2020, the Company established a defined contribution plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax
basis. Starting in 2020, the Company makes matching contributions at a rate of 100% of each employee’s contribution up to a maximum employee contribution of 3% of eligible plan compensation. The Company made matching contributions of $0.1 million and $0.3 million for each of the three and six months ended June 30, 2026 and 2025, respectively.
Other Contractual Obligations
The Company enters into contracts in the normal course of business with third parties for preclinical research studies, upcoming clinical trials and testing and manufacturing services. These contracts typically do not contain minimum purchase commitments and are generally cancelable by the Company upon written notice. Payments due upon cancellation consist of payments for services provided or expenses incurred, including noncancelable obligations of the service providers, up to the date of cancellation and in the case of certain arrangements may include noncancelable fees.
Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, contract research organizations, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. The Company has not incurred any material costs as a result of such indemnifications and is not currently aware of any indemnification claims.
Legal Proceedings
The Company is not a party to any material legal proceedings. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of losses is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.

Collaboration and License Agreement with University of Texas M.D. Anderson Cancer Center
In November 2020, The Company entered into a multi-year collaborative research and option agreement (the “Collaboration Agreement”) with the Board of Regents (the “Board of Regents”) of The University of Texas System, on behalf of the University of Texas M.D. Anderson Cancer Center (“M.D. Anderson”), designed to expedite the research and development of novel engineered TIL for the treatment of solid tumors. Pursuant to the Collaboration Agreement, as amended, the Company agreed to fund research activities of up to $8.3 million over approximately two years and received the option to obtain a license to certain intellectual property arising from the collaboration. The collaboration focused on developing TIL containing regulated membrane-bound IL15 (“mbIL15”), with the potential to enhance anti-tumor efficacy and reduce tumor burden in patients suffering from different types of solid tumors. The collaboration’s purpose was to accelerate the development of cytoTIL
™
, including process and analytical development and clinical readiness activities. The Collaboration Agreement expired in 2023 and, prior to such expiration, the Company exercised its option to license certain intellectual property arising from the collaboration and subsequently entered into the resulting license agreement with the Board of Regents on behalf of M.D. Anderson (the (“M.D. Anderson License Agreement”) in October 2021.
Under the M.D. Anderson License Agreement, the Company is obligated to pay to M.D. Anderson (a) a royalty on net sales of Developed Products and licensed products at a low single digit percentage (b) milestone payments of up to (i) $75.0 million upon the achievement of certain specified clinical and regulatory milestones and (ii) $90.0 million upon the achievement of certain specified sales milestones, which milestones may be payable with respect to multiple products and indications and (c) a share of certain consideration received by the Company from sublicensees under any sublicense agreements with third parties. As of June 30, 2026, no additional milestone payments were considered probable of achievement and, accordingly, no
related liability has been recognized.
The M.D. Anderson License Agreement may be terminated by the Board of Regents upon notice for an uncured challenge of the Board of Regents’ patents and by mutual agreement of us and the Board of Regents.

10. Commitments and Contingencies
401(k) Plan
In January 2017, and as amended in February 2020, the Company established a defined contribution plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax
basis. Starting in 2020, the Company makes matching contributions at a rate of 100% of each employee’s contribution up to a maximum employee contribution of 3% of eligible plan compensation. For each of the years ended December 31, 2025 and 2024, the Company made matching contributions of $0.5 million.
Other Contractual Obligations
The Company enters into contracts in the normal course of business with third parties for preclinical research studies, upcoming clinical trials and testing and manufacturing services. These contracts typically do not contain minimum purchase commitments and are generally cancelable by the Company upon written notice. Payments due upon cancellation consist of payments for services provided or expenses incurred, including noncancelable obligations of the service providers, up to the date of cancellation and in the case of certain arrangements may include noncancelable fees.

Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, contract research organizations, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. The Company has not incurred any material costs as a result of such indemnifications and is not currently aware of any indemnification claims.
Legal Proceedings
The Company is not a party to any material legal proceedings. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of losses is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.
Collaboration and License Agreement with University of Texas M.D. Anderson Cancer Center
In November 2020, the Company entered into a multi-year collaborative research and option agreement (the “Collaboration Agreement”) with the Board of Regents (the “Board of Regents”) of The University of Texas System, on behalf of the University of Texas M.D. Anderson Cancer Center (“M.D. Anderson”) designed to expedite the research and development of novel engineered TIL for the treatment of solid tumors. Pursuant to the Collaboration Agreement, as amended, the Company agreed to fund research activities of up to $8.3 million over approximately two years and received the option to obtain a license to certain intellectual property arising from the collaboration. The collaboration focused on developing TIL containing regulated membrane-bound IL15 (“mbIL15”) with the potential to enhance anti-tumor efficacy and reduce tumor burden in patients suffering from different types of solid tumors. The collaboration’s purpose was to accelerate the development of cytoTIL, including process and analytical development and clinical readiness activities. The Collaboration Agreement expired in 2023 and, prior to such expiration, the Company exercised its option to license certain intellectual property arising from the collaboration and subsequently entered into the resulting license agreement with the Board of Regents on behalf of M.D. Anderson (“M.D. Anderson License Agreement”) in October 2021.
Under the M.D. Anderson License Agreement, the Company is obligated to pay to M.D. Anderson (a) a royalty on net sales of Developed Products and licensed products at a low single digit percentage (b) milestone payments of up to (i) $75.0 million upon the achievement of certain specified clinical and regulatory milestones and (ii) $90.0 million upon the achievement of certain specified sales milestones, which milestones may be payable with respect to multiple products and indications and (c) a share of certain consideration received by the Company from sublicensees under any sublicense agreements with third parties. As of December 31, 2025, no additional milestone payments were considered probable of achievement and, accordingly, no related liability has been recognized.
The M.D. Anderson License Agreement may be terminated by the Board of Regents upon notice for an uncured challenge of the Board of Regents’ patents and by mutual agreement of us and the Board of Regents.